121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

January 12, 2026                                                                                                                                                                                                                                                                                                     VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811‑21104
1933 Act Registration Numbers: 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
DFA Investment Dimensions Group, Inc.	0000355437	January 9, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York